Cash generated from operations	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Cash generated from operations
13. Cash generated from operations

(in €‘000)	Notes	2021	2020	2019
Loss before income tax		(319,320)	(43,945)	(42,828)
Adjustments to reconcile loss before income tax to net cash flows:
Finance costs	11	15,340	11,271	6,012
Fair value gains/(losses) on derivatives (purchase options)	6	(2,900)	—	—
Share-based payment expenses	10	291,837	7,100	—
Depreciation, impairments and reversal of impairments of property, plant and equipment	8, 14	5,596	4,775	4,678
Depreciation and impairments of right-of-use of assets	8, 16	3,408	1,805	1,312
Amortization and impairments of intangible assets	8, 15	2,720	3,737	2,338
Net gain/(loss) on disposal of property, plant and equipment	6	210	(7)	194
Movements in working capital:
Decrease/(increase) in inventories	17	(4,306)	2,362	(977)
Decrease/(increase) in other financial assets	18	(2,563)	1,343	(16,855)
Decrease/(increase) in trade and other receivables, contract assets and prepayments and other assets	5, 20	(21,315)	(14,243)	(8,009)
Increase/(decrease) in trade and other payables and contract liabilities	5, 26	28,562	(4,266)	4,581
Increase/(decrease) in provisions	25	(190)	142	120
Cash generated from/(used in) operations		(2,921)	(29,926)	(49,433)